PYXIS FUNDS II

Supplement dated July 6, 2012 to the Pyxis Funds II Prospectus dated February 1, 2012 and the Pyxis Funds II

Prospectus dated March 20, 2012, as may be revised or supplemented from time to time, for the following funds

(each a “Fund”):

Pyxis Alpha Trend Strategies Fund	Pyxis Core America Equity Fund
Pyxis Dividend Equity Fund	Pyxis Energy & Materials Fund
Pyxis Fixed Income Fund	Pyxis Global Equity Fund
Pyxis Government Securities Fund	Pyxis International Equity Fund
Pyxis Money Market Fund II	Pyxis Premier Growth Equity Fund
Pyxis Short-Term Government Fund	Pyxis Small-Cap Equity Fund
Pyxis Tax-Exempt Fund	Pyxis Total Return Fund
Pyxis Trend Following Fund	Pyxis U.S. Equity Fund
Pyxis Natural Resources Fund	Pyxis Alternative Income Fund

This Supplement provides new and additional information beyond that contained in the Prospectuses and should be read in conjunction with the Prospectuses.

Certain changes were made to the composition of the Board of Trustees of Pyxis Funds II (the “Board”), all of which were approved by the Board at a meeting held on June 8, 2012, and effective as of that date. The changes include the resignation of R. Joseph Dougherty as a Trustee of the Funds in connection with his departure from Pyxis Capital, L.P., the adviser to the Funds (“Pyxis”). Ethan Powell, the Executive Vice President of Pyxis, was appointed to replace Mr. Dougherty. In addition, Mr. Powell was elected Executive Vice President of the Funds. He was previously Secretary of the Funds, and continues to hold that position. The Board also elected Scott F. Kavanaugh, a current independent trustee of the Funds, as Chairman of the Board. The Prospectuses are hereby amended accordingly.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS

FOR FUTURE REFERENCE

PYXIS FUNDS II

Supplement dated July 6, 2012 to the Pyxis Funds II Statement of Additional Information dated February 1, 2012 and the Pyxis Funds II Statement of Additional Information dated March 20, 2012, as may be revised or supplemented from time to time, for the following funds (each a “Fund”):

Pyxis Alpha Trend Strategies Fund	Pyxis Core America Equity Fund
Pyxis Dividend Equity Fund	Pyxis Energy & Materials Fund
Pyxis Fixed Income Fund	Pyxis Global Equity Fund
Pyxis Government Securities Fund	Pyxis International Equity Fund
Pyxis Money Market Fund II	Pyxis Premier Growth Equity Fund
Pyxis Short-Term Government Fund	Pyxis Small-Cap Equity Fund
Pyxis Tax-Exempt Fund	Pyxis Total Return Fund
Pyxis Trend Following Fund	Pyxis U.S. Equity Fund
Pyxis Natural Resources Fund	Pyxis Alternative Income Fund

This Supplement provides new and additional information beyond that contained in the

Statements of Additional Information and should be read in conjunction with the

Statements of Additional Information.

Certain changes were made to the composition of the Board of Trustees of Pyxis Funds II (the “Board”), all of which were approved by the Board at a meeting held on June 8, 2012, and effective as of that date. The changes include the resignation of R. Joseph Dougherty as a Trustee of the Funds in connection with his departure from Pyxis Capital, L.P., the adviser to the Funds (“Pyxis”). Ethan Powell, the Executive Vice President of Pyxis, was appointed to replace Mr. Dougherty. In addition, Mr. Powell was elected Executive Vice President of the Funds. He was previously Secretary of the Funds, and continues to hold that position. The Board also elected Scott F. Kavanaugh, a current independent trustee of the Funds, as Chairman of the Board. The Statement of Additional Information is amended accordingly, and as described below.

Management of the Trust

Effective June 8, 2012, all references to R. Joseph Dougherty are deleted. Effective June 8, 2012, the biographical information regarding Scott F. Kavanaugh and Ethan Powell in the table within the section titled “Management of the Trust” in the Statements of Additional Information is amended and restated as follows:

Name and Date of Birth	Positions(s) with each Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Pyxis Fund Complex Overseen by Trustee(1)	Other Directorships/ Trusteeships Held	Experience, Qualifications, Attributes, Skills for Board Membership
INDEPENDENT TRUSTEES

Scott F. Kavanaugh (1/27/1961)	Trustee and Chairman of the Board	Indefinite Term; Trustee since 2011; Chairman of the Board since June 2012	Vice-Chairman, President and Chief Executive Officer at Keller Financial Group since September 2007; Chairman and Chief Executive Officer at First Foundation Bank since September 2007; Vice- Chairman, President and Chief Operating Officer of First Foundation, Inc. (holding company) since September 2007; and private investor since February 2004.	24	None	Significant
experience
on this and/
or other
boards of
directors/
trustees;
significant
executive
experience
including
current and
past service
as chairman
and chief
executive
officer of a
bank; other
financial
industry
and
banking
experience.

INTERESTED TRUSTEE
Ethan Powell(2) (6/20/1975)	Trustee; Executive Vice President and Secretary	Indefinite Term; Trustee and Executive Vice President since June 2012; Secretary since February 2011	Senior Retail Fund Analyst of HCM since 2007 and of Pyxis since its inception; Secretary of the funds in the Pyxis Fund Complex since November 2010; Manager in the Merger and Acquisitions Division at Ernst & Young from 1999 to 2007.	24	None	Positions and experience at Pyxis and HCM; continuing service as Secretary of the Trust; significant executive and financial experience.

Name and Date of Birth	Position(s) with each Fund	Term of Office and Length of Time Served	Principal Occupation(s) During the Past Five Years
OFFICERS
Ethan Powell (6/20/1975)	Trustee; Executive Vice President and Secretary	Indefinite Term; Trustee and Executive Vice President since June 2012, Secretary since February 2011	Senior Retail Fund

Analyst of HCM since

2007 and of Pyxis since its
inception; Secretary of the
funds in the Pyxis  Fund
Complex since November
2010; Manager in the
Merger and Acquisitions
Division at Ernst & Young
from 1999 to 2007.

(1)	The “Pyxis Fund Complex” consists of all of the registered investment companies advised by Pyxis and HCM (a registered investment adviser affiliated with Pyxis) as of the date of this SAI.
(2)	Mr. Powell is deemed to be an “interested person” of the Fund under the 1940 Act because of his position with the Adviser and HCM.

Trustees’ Compensation

Effective June 8, 2012, the following information is added to the table within the section titled “Management of the Trust – Trustees’ Compensation” in the Statements of Additional Information.

Name of Trustee	Aggregate Compensation From the Trust	Pension or Retirement Benefits Accrued as Part of the Funds’ Expense	Estimated Annual Benefits Upon Retirement	Total Compensation From the Pyxis Funds Complex
Interested Trustee
Ethan Powell	$0	$0	$0	$0

Board Structure and Leadership

Effective June 8, 2012, the paragraph in the section titled “Management of the Trust – Role of the Board, Leadership Structure and Risk Oversight – Board Structure and Leadership” in the Statements of Additional Information is amended and restated as follows:

The Board has structured itself in a manner that it believes allows it to perform its oversight function effectively. The Board consists of five Trustees, four of whom (including the Chairman) are Independent Trustees. The remaining Trustee, Mr. Powell, also serves as Executive Vice President and Secretary of the Trust, and as such he participates in the oversight of the Trust’s day-to-day business affairs. Mr. Powell is an “interested person” of the Trust (an “Interested Trustee”) because of his position with Pyxis. The Trustees meet periodically throughout the year in person and by telephone to oversee the Trust’s activities, review contractual arrangements with service providers for the Trust and review the Trust’s performance. The Board conducts much of its work through certain standing Committees, each of which is comprised exclusively of all of the Independent Trustees and each of whose meetings are chaired by an Independent Trustee. The Board has four committees, the Audit Committee, the Governance Committee, the Litigation Committee and the Qualified Legal Compliance Committee, which are discussed in greater detail below.

Governance Committee

Effective June 8, 2012, the paragraph titled “Management of the Trust – Role of the Board, Leadership Structure and Risk Oversight – Nominating Committee” in the Statements of Additional Information is amended and restated as follows:

Governance Committee. The Governance Committee’s function is to oversee and make recommendations to the full Board with respect to governance of the Fund, selection and nomination of Trustees, compensation of Trustees, and related matters. The Governance Committee will consider recommendations for nominees from shareholders sent to the Secretary of the Trust, 200 Crescent Court, Suite 700, Dallas, Texas 75201. A nomination submission must include all information relating to the recommended nominee that is required to be disclosed in solicitations or proxy statements for the election of Trustees, as well as information sufficient to evaluate the recommended nominee’s ability to meet the responsibilities of a Trustee of the Trust. Nomination submissions must be accompanied by a written consent of the individual to stand for election if nominated by the Board of Trustees and to serve if elected by the shareholders, and such additional information must be provided regarding the recommended nominee as reasonably requested by the Governance Committee. The Governance Committee is comprised of all of the Fund’s Trustees. The Governance Committee was established in June 2012 to replace the Nominating Committee and did not meet during the fiscal year ended June 30, 2011. The Nominating Committee did not meet during the fiscal year ended June 30, 2011. Scott Kavanaugh acts as the Chairman of the Governance Committee.

Qualified Legal Compliance Committee

Effective June 8, 2012, the last paragraph in the section titled “Management of the Trust – Role of the Board, Leadership Structure and Risk Oversight – Qualified Legal Compliance Committee” in the Statements of Additional Information is amended and restated as follows:

The Board periodically reviews its leadership structure, including the role of the Chairman. The Board also completes an annual self-assessment during which it reviews its leadership and committee structure and considers whether its structure remains appropriate in light of the Trust’s current operations. The Board believes that its leadership structure, including having an Independent Chairman and the current percentage of the Board who are Independent Trustees, is appropriate given its specific characteristics. These characteristics include: (i) the extent to which the work of the Board is conducted through the standing Committees, each of whose meetings are chaired by an Independent Trustee; (ii) the extent to which the Independent Trustees meet as needed, together with their independent legal counsel, in the absence of members of management and members of the Board who are “interested persons” of the Trust; and (iii) Mr. Powell’s position with the Adviser, which enhances the Board’s understanding of the operations of the Adviser.

Share Ownership

Effective June 8, 2012, the following information in the table within the section titled “Management of the Trust – Share Ownership” in the Statements of Additional Information is added to the table:

Name of Trustee/Fund	Dollar Range of Equity Securities in the Funds	Aggregate Dollar Range of Equity Securities Owned in All Funds of the Pyxis Fund Complex Overseen by Trustee
Interested Trustee
Ethan Powell
Pyxis Credit Strategies Fund	$1-10,000	$1-10,000

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE STATEMENT OF ADDITIONAL

INFORMATION FOR FUTURE REFERENCE